Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Diversified Municipal Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.6%
Long-Term Municipal Bonds – 86.7%
Alabama – 1.8%
Alabama Federal Aid Highway Finance Authority Series 2015 5.00%, 09/01/2025 (Pre-refunded/ETM)	$1,390	$1,558,479
Alabama Public School & College Authority Series 2014-B 5.00%, 01/01/2022	3,200	3,200,000
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	5,000	5,657,157
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039-02/01/2040	3,680	4,350,727
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018-A 4.00%, 04/01/2049	23,985	25,566,307
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2018-A 4.00%, 06/01/2049	69,310	74,308,914
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	4,589	4,855,955
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	2,775	3,061,737

		122,559,276

Alaska – 0.3%
Municipality of Anchorage AK Series 2015-B 5.00%, 09/01/2022-09/01/2024	8,810	9,468,904
Series 2015-C 5.00%, 09/01/2022-09/01/2024	7,370	7,926,337

		17,395,241

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	1,920	2,335,589

Arizona – 1.6%
Arizona Board of Regents Series 2012-C 5.00%, 06/01/2025 (Pre-refunded/ETM)	2,365	2,411,876

	Principal Amount (000)	U.S. $ Value

Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2023-12/01/2024	$2,770	$3,078,538
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 5.00%, 11/01/2034	1,000	1,266,055
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029	2,900	2,866,925
2.542%, 07/01/2033	5,000	5,001,356
2.642%, 07/01/2034	10,000	10,029,023
City of Glendale AZ (City of Glendale AZ Excise Tax) Series 2015-A 5.00%, 07/01/2023-07/01/2024	16,955	18,524,116
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Water System Revenue) Series 2020 5.00%, 07/01/2030-07/01/2039	12,025	15,658,978
Series 2020-A 5.00%, 07/01/2030-07/01/2038	8,895	11,598,735
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	5,000	4,876,078
2.171%, 07/01/2033	5,000	4,876,360
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2028	6,000	7,493,642
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2022 (Pre-refunded/ETM)	4,360	4,464,578
5.00%, 07/01/2023 (Pre-refunded/ETM)	4,000	4,283,778
5.00%, 07/01/2024 (Pre-refunded/ETM)	2,000	2,228,422
5.00%, 07/01/2025 (Pre-refunded/ETM)	5,000	5,779,651
5.00%, 07/01/2027 (Pre-refunded/ETM)	5,500	6,764,123
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-B 4.00%, 10/01/2023(a)	40	40,015

		111,242,249

California – 6.7%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	18,035	17,891,735
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	10,681	12,302,931
Series 2021 0.764%, 08/20/2036	8,175	590,152
3.25%, 08/20/2036	3,995	4,525,546

	Principal Amount (000)	U.S. $ Value

Series 2021-1, Class A 3.50%, 11/20/2035	$3,462	$3,949,607
Series 2021-2 0.843%, 03/25/2035	10,000	664,728
Series 2021-2, Class A 3.75%, 03/25/2035	16,451	19,424,443
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050 (Pre-refunded/ETM)(a)	8,755	8,754,920
California State Public Works Board (California State Public Works Board Lease) Series 2014-B 5.00%, 10/01/2028	1,225	1,372,847
Series 2021-A 5.00%, 02/01/2027	12,040	14,612,379
California State University Series 2021-B 2.374%, 11/01/2035	5,000	4,836,355
City of Los Angeles Department of Airports Series 2018-C 5.00%, 05/15/2036	5,840	7,064,951
Series 2019 5.00%, 05/15/2039	5,215	6,464,525
City of Riverside CA Electric Revenue Series 2019-A 5.00%, 10/01/2033	5,230	6,635,123
CMFA Special Finance Agency VII (CMFA Special Finance Agency VII The Breakwater Apartments) Series 2021 4.00%, 08/01/2047(a)	2,000	1,952,942
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(a)	6,195	6,097,257
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)	13,250	13,260,865
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)	5,500	5,423,141
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	13,000	13,031,516
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)	7,000	6,962,875

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	$3,000	$2,855,183
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(a)	6,545	6,284,696
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	7,455	7,555,587
Los Angeles Unified School District/CA Series 2020-A 5.00%, 07/01/2027	10,000	12,294,167
Series 2020-R 5.00%, 07/01/2033	2,780	3,648,624
Orange County Transportation Authority Series 2021 5.00%, 10/15/2024	6,590	7,424,026
Sacramento County Water Financing Authority NATL Series 2007-B 0.684% (LIBOR 3 Month + 0.57%), 06/01/2039(b)	15,000	14,809,736
State of California Series 2013 5.00%, 11/01/2024-11/01/2025	43,465	47,210,244
Series 2014 5.00%, 05/01/2025-05/01/2026	80,965	89,775,822
Series 2019 5.00%, 11/01/2031-04/01/2036	42,375	53,706,796
Series 2020 5.00%, 11/01/2030-03/01/2035	19,460	25,910,394
Series 2021 5.00%, 10/01/2022	15,000	15,542,076
University of California Series 2022-S 5.00%, 05/15/2034-05/15/2035(c)	10,000	13,466,803

		456,302,992

Colorado – 1.9%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	3,680	3,871,882
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012-A 5.00%, 11/15/2022-11/15/2024	6,630	6,895,523
Series 2016-A 5.00%, 11/15/2023	4,085	4,443,264
Series 2018-A 5.00%, 12/01/2025-12/01/2032	79,745	97,138,461
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031-08/01/2035	5,265	6,636,742

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2027-11/01/2028	$5,900	$7,374,718
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	959	1,035,507
5.00%, 12/15/2026	270	310,888
AGM Series 2020 5.00%, 12/01/2024-12/01/2050	1,760	2,144,156

		129,851,141

Connecticut – 2.7%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2023-11/01/2028	2,420	2,755,536
Series 2017-B 5.00%, 08/15/2025-08/15/2027	12,195	14,641,684
5.00%, 08/15/2027 (Pre-refunded/ETM)	755	932,320
Series 2017-C 5.00%, 08/15/2024-08/15/2028	8,950	10,582,050
Connecticut State Health & Educational Facilities Authority (Nuvance Health Obligated Group) Series 2019-A 5.00%, 07/01/2032	5,425	6,784,701
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) Series 2018-K1 5.00%, 07/01/2026-07/01/2029	4,400	5,257,792
State of Connecticut Series 2014-A 5.00%, 03/01/2028	6,360	6,980,518
Series 2015-B 5.00%, 06/15/2032	7,345	8,420,099
Series 2015-F 5.00%, 11/15/2027	1,570	1,831,548
Series 2016-A 5.00%, 03/15/2024-03/15/2029	17,305	20,156,226
Series 2016-E 5.00%, 10/15/2024-10/15/2025	20,025	22,676,955
Series 2017-A 5.00%, 04/15/2022	8,450	8,564,835
Series 2017-B 5.00%, 04/15/2028	2,515	3,142,395
Series 2018-C 5.00%, 06/15/2026	5,500	6,545,406
Series 2018-D 5.00%, 04/15/2026	16,655	19,717,786
Series 2020-A 5.00%, 01/15/2040	2,565	3,249,178
State of Connecticut Special Tax Revenue Series 2012 5.00%, 01/01/2022	3,925	3,925,000
Series 2012-A 5.00%, 01/01/2024	4,650	4,866,996

	Principal Amount (000)	U.S. $ Value

Series 2020 4.00%, 05/01/2036	$1,000	$1,199,640
5.00%, 05/01/2028-05/01/2038	11,780	15,169,101
Series 2021-D 4.00%, 11/01/2039	1,060	1,284,539
Town of Stratford CT BAM Series 2019 5.00%, 01/01/2030-01/01/2033	13,370	15,918,357

		184,602,662

Delaware – 0.1%
Delaware River & Bay Authority Series 2014-C 5.00%, 01/01/2026-01/01/2027	5,470	5,952,373
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2020 4.00%, 09/01/2030	575	659,442
5.00%, 09/01/2050	1,000	1,221,607

		7,833,422

District of Columbia – 1.8%
District of Columbia Series 2013-A 5.00%, 06/01/2025-06/01/2027	59,115	62,985,695
District of Columbia (District of Columbia Pers Income Tax) Series 2012-C 5.00%, 12/01/2026	5,585	5,824,244
Metropolitan Washington Airports Authority Aviation Revenue Series 2014-A 5.00%, 10/01/2024	2,100	2,347,343
Series 2018-A 5.00%, 10/01/2029	1,155	1,434,954
Series 2019-A 5.00%, 10/01/2030-10/01/2032	8,840	11,167,663
Series 2020-A 5.00%, 10/01/2029-10/01/2034	26,410	33,995,166
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2020-A 5.00%, 07/15/2036	3,205	4,178,881

		121,933,946

Florida – 5.5%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2030(a)	510	560,159
Central Florida Expressway Authority Series 2019-B 5.00%, 07/01/2033	11,335	14,448,966
AGM Series 2021 5.00%, 07/01/2026-07/01/2033	13,005	16,984,039
Citizens Property Insurance, Inc. Series 2012-A 5.00%, 06/01/2022	27,105	27,636,575

	Principal Amount (000)	U.S. $ Value

City of Jacksonville FL Series 2012-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	$1,000	$1,035,657
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2031	5,000	6,093,172
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2034-09/01/2035	1,300	917,033
County of Broward FL Airport System Revenue Series 2019-A 5.00%, 10/01/2031	1,070	1,349,666
Series 2019-C 2.384%, 10/01/2026	1,250	1,285,398
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) Series 2012-Q 5.00%, 10/01/2023	5,000	5,172,280
County of Miami-Dade FL Series 2015-B 5.00%, 07/01/2022	3,715	3,804,182
County of Miami-Dade FL Aviation Revenue Series 2012-A 5.00%, 10/01/2031 (Pre-refunded/ETM)	4,550	4,709,560
Series 2015-A 5.00%, 10/01/2022-10/01/2024	4,975	5,360,794
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030-10/01/2034	4,610	3,557,387
Duval County School Board (Duval County School Board COP) Series 2015-B 5.00%, 07/01/2026	4,280	4,911,738
Florida Department of Environmental Protection Series 2012-A 5.00%, 07/01/2022	10,225	10,470,461
Florida Development Finance Corp. Series 2021 0.30%, 12/01/2056 (Pre-refunded/ETM)	50,700	50,700,679
Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2036	1,850	2,239,388
5.00%, 11/15/2032	1,450	1,948,883
Florida Development Finance Corp. (Mayflower Retirement Center, Inc. Obligated Group) Series 2020 5.125%, 06/01/2040(a)	3,765	4,404,838
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2015-B 5.00%, 10/01/2024-10/01/2028	3,765	4,329,567

	Principal Amount (000)	U.S. $ Value

Series 2021 1.425%, 10/01/2026	$3,000	$2,992,640
Florida State Board of Education (State of Florida) Series 2014-A 5.00%, 06/01/2022	3,545	3,615,857
Series 2022-A 5.00%, 06/01/2030-06/01/2031(c)	15,910	21,110,360
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2029 (Pre-refunded/ETM)	3,000	3,693,774
5.00%, 10/01/2030 (Pre-refunded/ETM)	6,250	7,695,362
5.00%, 10/01/2031	4,085	4,940,605
Series 2019-A 5.00%, 10/01/2033	7,975	10,023,695
Hillsborough County School Board (Hillsborough County School Board COP) Series 2015 5.00%, 07/01/2026	1,480	1,694,587
Hillsborough County School Board (Hillsborough County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023	2,650	2,856,823
Hollywood Community Redevelopment Agency Series 2015 5.00%, 03/01/2022-03/01/2023	3,645	3,722,195
JEA Electric System Revenue Series 2017-B 5.00%, 10/01/2030	1,185	1,453,881
JEA Water & Sewer System Revenue Series 2014-A 5.00%, 10/01/2025 (Pre-refunded/ETM)	1,565	1,723,990
5.00%, 10/01/2025	1,495	1,650,957
Series 2017-A 5.00%, 10/01/2026	22,290	26,800,399
Manatee County School District (Manatee County School District COP) Series 2016-A 5.00%, 07/01/2028-07/01/2029	14,010	16,521,233
North Broward Hospital District Series 2017-B 5.00%, 01/01/2029-01/01/2030	6,180	7,458,275
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019 5.00%, 10/01/2022-10/01/2024	18,515	19,965,671
Orange County School Board Series 2014-A 5.00%, 08/01/2028 (Pre-refunded/ETM)	25,075	28,058,787
5.00%, 08/01/2029 (Pre-refunded/ETM)	21,280	23,812,203
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	2,355	2,400,115

	Principal Amount (000)	U.S. $ Value

Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	$2,000	$2,498,801
South Broward Hospital District (South Broward Hospital District Obligated Group) Series 2015 5.00%, 05/01/2027	3,350	3,824,421
St. Lucie County School Board (St Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2022	3,150	3,258,781

		373,693,834

Georgia – 1.7%
City of Atlanta GA Department of Aviation Series 2014-A 5.00%, 01/01/2028	12,250	13,381,061
Series 2021-B 5.00%, 07/01/2028	1,000	1,257,520
Series 2021-C 4.00%, 07/01/2038-07/01/2042	5,765	6,863,428
5.00%, 07/01/2029-07/01/2037	14,590	18,945,003
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2026-04/01/2031	2,275	2,790,533
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048	34,735	36,619,547
Series 2018-C 4.00%, 08/01/2048	18,000	19,116,889
Private Colleges & Universities Authority (Emory University) Series 2020-B 4.00%, 09/01/2035	1,280	1,548,031
State of Georgia Series 2021-A 5.00%, 07/01/2033	11,095	15,019,760

		115,541,772

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031	930	1,074,117

Hawaii – 0.3%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2028-11/01/2029(c)	5,750	7,092,689
State of Hawaii Series 2015-E 5.00%, 10/01/2023	7,105	7,688,051
State of Hawaii Harbor System Revenue Series 2020-A 4.00%, 07/01/2035	2,765	3,304,918

		18,085,658

	Principal Amount (000)	U.S. $ Value

Idaho – 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2015-A 5.00%, 07/15/2022-07/15/2023	$4,675	$4,853,350

Illinois – 5.2%
Chicago Board of Education Series 2017-F 5.00%, 12/01/2023	7,000	7,582,537
Series 2018-A 4.00%, 12/01/2022	5,500	5,676,456
5.00%, 12/01/2026	1,000	1,180,363
Chicago O’Hare International Airport Series 2016-C 5.00%, 01/01/2027	3,020	3,526,942
Chicago Transit Authority Series 2017 5.00%, 06/01/2022	7,460	7,600,760
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	4,485	5,316,002
Illinois Finance Authority (NorthShore University HealthSystem Obligated Group) Series 2020 5.00%, 08/15/2029-08/15/2034	7,785	10,126,404
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2015-A 5.00%, 11/15/2027-11/15/2028	2,250	2,599,186
Illinois Finance Authority (State of Illinois Water Revolving Fund - Clean Water Program) Series 2020 4.00%, 07/01/2037	2,000	2,429,349
5.00%, 07/01/2036	10,000	13,065,182
Illinois Finance Authority (University of Chicago (The)) Series 2021-A 5.00%, 10/01/2028-10/01/2038	18,380	25,322,490
Illinois Municipal Electric Agency Series 2015-A 5.00%, 02/01/2027-02/01/2029	42,820	49,318,378
Illinois State Toll Highway Authority Series 2014-D 5.00%, 01/01/2023	1,185	1,240,453
Metropolitan Pier & Exposition Authority Series 2012-B 5.00%, 06/15/2023-12/15/2028	13,585	13,871,954
5.00%, 06/15/2023 (Pre-refunded/ETM)	565	576,934
Series 2022 4.00%, 12/15/2042(c)	2,745	3,155,662
Metropolitan Water Reclamation District of Greater Chicago Series 2007-B 5.25%, 12/01/2034	7,075	10,180,473

	Principal Amount (000)	U.S. $ Value

Railsplitter Tobacco Settlement Authority Series 2017 5.00%, 06/01/2022-06/01/2025	$31,710	$34,739,246
State of Illinois Series 2012 5.00%, 03/01/2023-08/01/2025	20,610	21,053,606
Series 2013 5.50%, 07/01/2024	5,415	5,826,151
Series 2013-A 5.00%, 04/01/2023	4,415	4,665,682
Series 2014 5.00%, 02/01/2024-05/01/2027	26,620	29,233,928
Series 2016 5.00%, 06/01/2022-02/01/2029	4,620	4,887,751
Series 2017-A 5.00%, 12/01/2024	8,590	9,656,741
Series 2017-D 5.00%, 11/01/2024-11/01/2028	57,195	64,252,145
Series 2019-B 4.00%, 11/01/2033	9,000	10,410,530
Series 2020 5.50%, 05/01/2039	1,500	1,916,564
State of Illinois Sales Tax Revenue Series 2016-C 5.00%, 06/15/2022	2,525	2,578,497
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(d) (e)	5,078	101,560

		352,091,926

Indiana – 0.5%
City of Whiting IN (BP Products North America, Inc.) Series 2019 5.00%, 12/01/2044	9,670	11,490,285
Indiana Finance Authority (CWA Authority, Inc.) Series 2021 5.00%, 10/01/2033	5,000	6,716,771
Indiana Finance Authority (Fulcrum Centerpoint LLC) Series 2021 0.28%, 12/15/2045	12,000	12,000,061
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2024-04/01/2028(c)	3,960	4,568,366
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	1,895	1,933,013

		36,708,496

Iowa – 0.3%
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2021-A 5.00%, 08/01/2038	5,460	7,268,116

	Principal Amount (000)	U.S. $ Value

PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	$14,000	$16,362,345

		23,630,461

Kansas – 0.1%
City of Junction City KS Series 2016-A 5.00%, 09/01/2023	3,805	4,090,470

Kentucky – 2.8%
County of Carroll KY (Kentucky Utilities Co.) Series 2019 1.75%, 10/01/2034	3,835	3,942,087
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2029	1,000	1,213,154
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2028-06/01/2030	14,650	17,465,329
Kentucky Public Energy Authority (BP PLC) Series 2018-B 4.00%, 01/01/2049	24,850	27,078,352
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048	18,590	19,862,720
Series 2018-C 4.00%, 12/01/2049	36,475	39,950,914
Series 2019-A 4.00%, 12/01/2049	10,895	11,943,809
Kentucky Turnpike Authority Series 2012-A 5.00%, 07/01/2026 (Pre-refunded/ETM)	8,490	8,692,529
Series 2016-A 5.00%, 07/01/2023-07/01/2027	13,375	15,245,368
Louisville and Jefferson County Metropolitan Sewer District Series 2021 3.00%, 10/14/2022	45,150	46,144,605

		191,538,867

Louisiana – 0.4%
City of New Orleans LA Series 2021-A 5.00%, 12/01/2034	6,145	7,999,071
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax Series 2015 5.00%, 08/01/2027-08/01/2028	8,985	10,350,852

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/204(a)	$2,250	$2,558,699
6.10%, 06/01/2038-12/01/2040(a)	5,625	7,406,716
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2029	1,200	1,305,198

		29,620,536

Maine – 0.0%
Maine Municipal Bond Bank Series 2014-A 5.00%, 09/01/2025	1,000	1,118,096

Maryland – 0.7%
County of Frederick MD Series 2019-A 5.00%, 08/01/2027 (Pre-refunded/ETM)	165	202,982
5.00%, 08/01/2027	2,100	2,592,708
County of Howard MD Series 2020-A 5.00%, 08/15/2031-08/15/2032	8,465	11,211,023
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020-B 5.00%, 04/15/2028-04/15/2031	4,285	5,425,278
State of Maryland Series 2021-A 5.00%, 08/01/2026-08/01/2034	13,700	17,927,370
Series 2022-D 4.00%, 08/01/2028(c)	3,250	3,842,037
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2026-08/01/2034	5,250	6,573,935

		47,775,333

Massachusetts – 2.2%
Commonwealth of Massachusetts Series 2016-B 5.00%, 07/01/2023	3,965	4,246,295
Series 2017-D 5.00%, 02/01/2036	4,435	5,365,487
Series 2018-B 5.00%, 01/01/2031	3,685	4,561,983
Series 2020 5.00%, 07/01/2026	1,925	2,301,620
Series 2021-C 5.00%, 09/01/2028	6,595	8,371,163
CIFG Series 2007-A 0.658% (LIBOR 3 Month + 0.57%), 05/01/2037(b)	15,250	15,329,790

	Principal Amount (000)	U.S. $ Value

Commonwealth of Massachusetts Transportation Fund Revenue Series 2021 5.00%, 06/01/2041	$10,340	$13,614,194
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2007-A 5.25%, 07/01/2033	6,600	9,417,259
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2025-10/01/2033	15,375	18,848,667
Massachusetts Development Finance Agency (Mass General Brigham, Inc.) Series 2017-S1 5.00%, 07/01/2025-07/01/2029	24,065	29,149,882
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2020-U 5.00%, 07/01/2028	950	1,196,692
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2028-07/01/2033	7,525	9,311,497
AGM Series 2020-C 5.00%, 10/01/2026-10/01/2032	2,495	3,138,032
Massachusetts Port Authority Series 2021-E 5.00%, 07/01/2036	8,615	11,206,152
Massachusetts School Building Authority Series 2012-A 5.00%, 08/15/2022 (Pre-refunded/ETM)	455	468,418
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012-A 5.00%, 08/15/2022-08/15/2023	10,225	10,528,472

		147,055,603

Michigan – 4.7%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 0.688% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	14,000	14,051,652
Great Lakes Water Authority Water Supply System Revenue Series 2016-C 5.00%, 07/01/2024-07/01/2025	12,505	14,301,416
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 2.625%, 05/15/2025	1,150	1,150,824

	Principal Amount (000)	U.S. $ Value

Lake Orion Community School District Series 2016 5.00%, 05/01/2024	$2,915	$3,223,380
Michigan Finance Authority (Bronson Healthcare Group Obligated Group) Series 2020 5.00%, 05/15/2036	48,585	57,142,636
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 3.80%, 10/01/2022	500	508,615
3.875%, 10/01/2023	2,000	2,079,085
4.00%, 10/01/2024	3,000	3,187,522
4.50%, 10/01/2029	12,065	12,795,456
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2025-07/01/2027	39,940	44,557,671
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014-D2 5.00%, 07/01/2024-07/01/2027	54,355	60,596,129
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	15,000	15,270,805
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 4.00%, 06/01/2022-06/01/2039	9,000	10,526,993
5.00%, 06/01/2025-06/01/2031	5,645	6,983,967
Michigan Finance Authority (Public Lighting Authority) Series 2014 5.00%, 07/01/2030	1,600	1,716,742
Series 2014-B 5.00%, 07/01/2027-07/01/2031	7,450	8,036,151
Michigan Finance Authority (Trinity Health Corp.) Series 2015 5.00%, 12/01/2023-12/01/2025	13,075	14,602,197
5.50%, 12/01/2026-12/01/2027	7,220	8,399,478
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2024-06/30/2028	31,630	37,857,549
South Lyon Community Schools Series 2016 5.00%, 05/01/2022	3,060	3,107,944

		320,096,212

Minnesota – 0.1%
State of Minnesota Series 2015-B 5.00%, 08/01/2022	3,745	3,850,217

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.00%, 09/01/2029	$1,375	$1,784,015

		5,634,232

Missouri – 0.5%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2025-03/01/2028	2,820	3,255,470
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2021-A 4.00%, 07/01/2033-07/01/2040	14,000	17,014,827
5.00%, 07/01/2031	4,470	5,993,579
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025-03/01/2027	1,620	1,812,047
Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2025	2,630	2,965,990

		31,041,913

Montana – 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2025-02/15/2028	15,015	17,733,406

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	57,480	61,936,401

Nevada – 1.2%
City of Las Vegas NV Series 2015-C 5.00%, 09/01/2023-09/01/2026	8,605	9,555,497
Clark County School District Series 2015-B 5.00%, 06/15/2022	17,785	18,170,182
Series 2016-D 5.00%, 06/15/2024	26,915	29,834,225
Series 2017-C 5.00%, 06/15/2027	3,565	4,349,802
County of Clark NV Series 2017 5.00%, 06/01/2024	6,530	7,252,627
Las Vegas Valley Water District Series 2016-B 5.00%, 06/01/2028	4,590	5,449,314
State of Nevada Department of Business & Industry Series 2021

	Principal Amount (000)	U.S. $ Value

0.25%, 01/01/2050 (Pre-refunded/ETM)(a)	$5,000	$5,000,145

		79,611,792

New Hampshire – 0.3%
New Hampshire Business Finance Authority Series 2020-1 4.125%, 01/20/2034	9,288	11,057,227
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2018-A 4.00%, 11/01/2027(a)	2,250	2,336,057
State of New Hampshire Series 2020-D 5.00%, 12/01/2023	7,225	7,872,982

		21,266,266

New Jersey – 5.7%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	4,930	5,837,140
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2022	1,075	1,075,000
5.50%, 01/01/2026-01/01/2027	2,000	2,208,014
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2022-10/01/2025	8,005	8,843,672
New Jersey Economic Development Authority (Rutgers The State University of New Jersey) Series 2013 5.00%, 06/15/2025-06/15/2026	4,500	4,774,828
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	3,920	4,053,549
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027-06/15/2028	13,805	16,291,204
Series 2018-A 5.00%, 06/15/2029	3,050	3,576,692
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2027-12/15/2033	65,505	81,300,350
Series 2019 5.00%, 12/15/2028-12/15/2031	8,720	10,952,107
Series 2019-B 5.00%, 06/15/2033	3,885	4,790,137
Series 2020-A 5.00%, 06/15/2035	1,810	2,312,199
Series 2021-A

	Principal Amount (000)	U.S. $ Value

5.00%, 06/15/2033	$4,845	$6,291,060
Series 2022-A 5.00%, 06/15/2034(c)	11,635	15,089,402
New Jersey Turnpike Authority Series 2012-B 5.00%, 01/01/2026 (Pre-refunded/ETM)	6,015	6,302,029
5.00%, 01/01/2027 (Pre-refunded/ETM)	6,685	7,004,001
Series 2014-A 5.00%, 01/01/2027-01/01/2029	75,940	84,391,551
Series 2014-C 5.00%, 01/01/2024	14,720	16,051,356
Series 2017-A 5.00%, 01/01/2029	7,235	8,704,279
Series 2017-B 5.00%, 01/01/2029-01/01/2031	40,050	49,501,057
Series 2021-B 1.713%, 01/01/2029	6,625	6,435,770
AGM Series 2005-D3 5.25%, 01/01/2026	14,770	17,444,203
State of New Jersey Series 2020 5.00%, 06/01/2029	4,895	6,216,176
Tobacco Settlement Financing Corp.,/NJ Series 2018-A 5.00%, 06/01/2023-06/01/2035	17,385	20,528,391

		389,974,167

New York – 13.2%
City of New York NY Series 2013-D 5.00%, 08/01/2022	3,885	3,993,233
Series 2014-A 5.00%, 08/01/2027	1,130	1,260,132
Series 2015-A 5.00%, 08/01/2023	2,040	2,191,777
Series 2018-D 5.00%, 12/01/2039	2,435	3,045,773
Series 2020-A 5.00%, 08/01/2024-08/01/2027	14,900	18,190,067
Series 2020-B 5.00%, 11/01/2027	7,320	9,064,587
Series 2020-C 5.00%, 08/01/2032	3,150	4,108,054
Series 2021-A 5.00%, 08/01/2033	2,025	2,688,393
Series 2021-D 1.396%, 08/01/2027	18,930	18,663,235
Series 2021-F 5.00%, 06/01/2044	5,000	5,727,672
Series 2021-L 5.00%, 04/01/2034	4,000	5,256,889
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	8,840	10,560,240
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)	5,000	6,007,446

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2012-D 5.00%, 11/15/2028	$6,890	$7,152,688
Series 2012-E 5.00%, 11/15/2024 (Pre-refunded/ETM)	6,055	6,307,943
Series 2012-F 5.00%, 11/15/2022-11/15/2026	55,630	57,797,146
Series 2012-H 5.00%, 11/15/2026 (Pre-refunded/ETM)	3,335	3,474,317
5.00%, 11/15/2026	2,730	2,835,094
Series 2013-B 5.00%, 11/15/2026 (Pre-refunded/ETM)	9,505	10,339,566
Series 2014-A 5.00%, 11/15/2026 (Pre-refunded/ETM)	4,205	4,574,211
5.00%, 11/15/2027 (Pre-refunded/ETM)	4,040	4,394,723
Series 2014-C 5.00%, 11/15/2027 (Pre-refunded/ETM)	5,000	5,659,667
Series 2017-C 5.00%, 11/15/2028-11/15/2033	71,630	86,529,137
Series 2019-B 5.00%, 05/15/2022	59,625	60,662,505
Series 2021-D 0.364% (SOFR + 0.33%), 11/01/2035(b)	9,500	9,452,268
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2027	4,505	4,685,051
New York City Housing Development Corp. Series 2021-H 0.12%, 11/01/2051	9,625	9,619,532
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2031-07/15/2032	53,945	67,495,615
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012-A 5.00%, 08/01/2025	12,345	12,687,465
Series 2012-B 5.00%, 11/01/2023	20,000	20,778,328
Series 2017-A 5.00%, 08/01/2033	4,860	5,922,956
Series 2019-B 5.00%, 11/01/2035-11/01/2036	59,785	76,584,498
Series 2021-B 4.00%, 08/01/2037-08/01/2038	15,230	18,455,836
5.00%, 08/01/2024	6,505	7,268,358
Series 2021-E 4.00%, 02/01/2040	4,335	5,175,465
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	4,250	4,460,339
2.80%, 09/15/2069	11,555	11,960,634

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-C 5.00%, 03/15/2027	$2,015	$2,211,402
Series 2020-D 5.00%, 02/15/2029-02/15/2034	25,980	33,355,408
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012-A 5.00%, 04/01/2023	17,940	18,146,907
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2036-03/15/2040	9,000	10,811,498
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-C 5.00%, 03/15/2025-03/15/2026	63,625	67,244,044
Series 2013-D 5.00%, 03/15/2023	32,000	33,828,986
Series 2016-A 5.00%, 03/15/2024	4,010	4,418,848
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	74,370	89,962,777
Series 2020 4.00%, 10/01/2030	4,400	5,137,814
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	2,095	2,299,683
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2028	3,385	3,659,472
Series 2020-2 5.00%, 07/15/2033	5,910	7,559,688
Suffolk Tobacco Asset Securitization Corp. Series 2021 5.00%, 06/01/2027-06/01/2033	5,520	7,092,294
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034	14,725	14,822,111
2.591%, 05/15/2036	2,000	2,019,259

		897,601,031

North Carolina – 0.0%
North Carolina Eastern Municipal Power Agency Series 1988-A 6.00%, 01/01/2026 (Pre-refunded/ETM)	1,720	1,720,000

North Dakota – 0.1%
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2028-06/01/2030	5,000	6,062,895

	Principal Amount (000)	U.S. $ Value

Ohio – 1.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 4.00%, 06/01/2037-06/01/2038	$3,000	$3,506,348
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2017-A 5.00%, 08/01/2026-08/01/2028	20,420	24,697,351
Series 2020 5.00%, 12/01/2028-12/01/2029	6,965	8,838,862
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2026-02/15/2027	5,455	6,426,813
County of Franklin OH (Nationwide Children’s Hospital, Inc.) Series 2017-A 5.00%, 11/01/2031	1,000	1,229,223
County of Hamilton OH Sewer System Revenue Series 2019-A 5.00%, 12/01/2034	9,375	12,048,876
Hamilton County Convention Facilities Authority Series 2014 5.00%, 12/01/2022-12/01/2023	3,470	3,660,345
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	2,330	2,356,315
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2032	4,970	6,519,028
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-B 4.375%, 06/01/2033	6,325	6,396,433

		75,679,594

Oklahoma – 0.1%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022-07/01/2028	3,035	3,277,148
McGee Creek Authority NATL Series 1992 6.00%, 01/01/2023	510	523,820
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	3,005	3,019,352

		6,820,320

Oregon – 0.4%
City of Portland OR Sewer System Revenue Series 2013-A 5.00%, 08/01/2022	8,685	8,927,983

	Principal Amount (000)	U.S. $ Value

Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.00%, 10/01/2024	$630	$666,183
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 5.00%, 08/15/2030-08/15/2038	8,260	10,605,962
Salem Hospital Facility Authority (Salem Health Obligated Group) Series 2019 5.00%, 05/15/2038	2,205	2,757,007
State of Oregon Department of Administrative Services (State of Oregon Department of Administrative Services COP) Series 2009-D 5.00%, 11/01/2022-11/01/2023	45	45,164
Tri-County Metropolitan Transportation District of Oregon Series 2018-A 5.00%, 10/01/2028	2,335	2,882,537

		25,884,836

Other – 1.1%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019-A, Class 1 3.87%, 11/15/2035(a)	23,651	27,352,089
Series 2019-C, Class 1 3.87%, 11/15/2035(a)	5,517	6,379,892
Series 2019-D, Class 1 3.87%, 11/15/2035(a)	5,037	5,825,610
Series 2019-E, Class 1 3.87%, 11/15/2035(a)	3,384	3,913,905
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021 2.34%, 01/25/2041(a)	7,495	7,813,217
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019-M 2.60%, 09/15/2033(a)	9,690	10,299,244
2.625%, 06/15/2035(a)	9,740	10,343,201
2.65%, 06/15/2035(a)	4,880	5,200,619

		77,127,777

Pennsylvania – 5.5%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2038-01/01/2039	7,235	8,480,907
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2019 5.00%, 07/15/2030-07/15/2033	19,390	24,520,753

	Principal Amount (000)	U.S. $ Value

Allegheny County Sanitary Authority Series 2015 5.00%, 12/01/2023	$3,500	$3,808,980
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 01/01/2035	2,120	2,147,022
City of Philadelphia PA Series 2019-A 5.00%, 08/01/2026	1,420	1,694,445
Series 2019-B 5.00%, 02/01/2030	1,005	1,279,531
AGM Series 2017-A 5.00%, 08/01/2027-08/01/2032	46,290	56,459,229
City of Philadelphia PA Water & Wastewater Revenue Series 2016 5.00%, 10/01/2024-10/01/2026	17,425	20,141,449
Commonwealth of Pennsylvania Series 2016 5.00%, 09/15/2024	9,575	10,740,461
Series 2017 5.00%, 01/01/2026-01/01/2027	20,480	24,570,767
Series 2019 5.00%, 07/15/2025	3,120	3,607,554
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043	2,500	3,181,047
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2025	6,000	6,892,342
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2027-12/01/2032	5,000	5,624,999
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2026-09/01/2030	10,650	13,087,597
Series 2019 5.00%, 09/01/2030-09/01/2032	2,910	3,666,986
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2026-12/31/2028	51,190	60,603,580
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020-A1 5.00%, 04/15/2028-04/15/2031	9,030	11,445,878

	Principal Amount (000)	U.S. $ Value

Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2038-08/15/2040(c)	$2,410	$2,833,434
5.00%, 08/15/2029-08/15/2030(c)	1,575	1,975,092
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2028-06/01/2030	13,280	16,151,030
Series 2019 5.00%, 12/01/2022-12/01/2030	19,140	23,086,785
Series 2021-B 5.00%, 12/01/2028	1,145	1,447,450
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030-08/01/2040	4,645	5,593,613
Philadelphia Authority for Industrial Development (St. Joseph’s University) Series 2020 4.00%, 11/01/2035-11/01/2038	5,560	6,481,741
5.00%, 11/01/2027-11/01/2034	11,940	15,039,421
School District of Philadelphia (The) Series 2016-D 5.00%, 09/01/2024	8,360	9,356,734
Series 2016-F 5.00%, 09/01/2023-09/01/2024	29,200	32,469,079

		376,387,906

Puerto Rico – 0.5%
Commonwealth of Puerto Rico AGC Series 2001-A 5.50%, 07/01/2029	125	135,866
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	5,150	5,676,304
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	4,260	4,633,184
AGC Series 2007-C 5.50%, 07/01/2031	510	572,145
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	10,525	11,358,843
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	3,250	3,529,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	6,726	6,492,938

		32,398,280

Rhode Island – 0.6%
Providence Public Building Authority (City of Providence RI Lease) AGM Series 2020-A

	Principal Amount (000)	U.S. $ Value

5.00%, 09/15/2028-09/15/2032	$12,390	$15,504,206
Rhode Island Commerce Corp. (State of Rhode Island DOT Fed Hwy Grant) Series 2016-B 5.00%, 06/15/2027	10,565	12,527,178
Rhode Island Depositors Economic Protection Corp. Series 1993-A 6.375%, 08/01/2022 (Pre-refunded/ETM)	5,780	5,962,712
Tobacco Settlement Financing Corp./RI Series 2015-A 5.00%, 06/01/2022-06/01/2023	9,635	10,119,369

		44,113,465

South Carolina – 1.5%
County of Charleston SC Series 2021 5.00%, 11/01/2031	10,335	14,094,934
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	48,725	51,960,306
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease) Series 2015 5.00%, 12/01/2022-12/01/2027	7,000	7,850,868
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2030-12/01/2034	2,435	2,859,812
Series 2020-A 4.00%, 12/01/2037	1,690	2,010,751
Series 2021-A 4.00%, 12/01/2035-12/01/2036	15,475	18,725,856
Series 2021-B 5.00%, 12/01/2040	3,000	3,916,154

		101,418,681

South Dakota – 0.1%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2029-09/01/2030	7,025	8,413,244

Tennessee – 0.8%
City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2023	4,350	4,639,485
Tennergy Corp./TN (Royal Bank of Canada) Series 2019-A 5.00%, 02/01/2050	5,445	6,067,949
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2017-A
4.00%, 05/01/2048	39,715	41,303,334

		52,010,768

	Principal Amount (000)	U.S. $ Value

Texas – 4.8%
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2025	$1,000	$1,115,721
City of Austin TX Airport System Revenue Series 2019 5.00%, 11/15/2025	3,200	3,713,977
City of Austin TX Water & Wastewater System Revenue Series 2015-A 5.00%, 11/15/2024	4,730	5,346,281
City of Houston TX Series 2017-A 5.00%, 03/01/2025	16,370	18,682,696
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2023-09/01/2025	3,800	4,166,309
City of Houston TX Airport System Revenue Series 2018-B 5.00%, 07/01/2030	6,160	7,650,664
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	9,135	10,869,833
City of Houston TX Combined Utility System Revenue Series 2014-C 5.00%, 05/15/2023-05/15/2028	24,850	27,148,034
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2031-02/01/2036	9,725	12,797,806
Dallas/Fort Worth International Airport Series 2014-A 5.25%, 11/01/2028	11,585	12,558,147
Denton Independent School District Series 2016 5.00%, 08/15/2027	1,220	1,436,170
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	84,825	88,985,683
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2042	5,000	5,994,102
Harris County Hospital District Series 2016 5.00%, 02/15/2022-02/15/2027	3,705	4,114,322
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2026-10/15/2031	3,220	3,740,758

	Principal Amount (000)	U.S. $ Value

Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	$10,680	$11,231,970
New Hope Cultural Education Facilities Finance Corp. Series 2017-A 5.00%, 04/01/2028 (Pre-refunded/ETM)	1,130	1,370,018
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2025-08/15/2028	7,250	8,644,246
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2035	875	971,526
North Texas Tollway Authority Series 2014 5.00%, 01/01/2023 (Pre-refunded/ETM)	1,985	2,079,722
5.00%, 01/01/2023-01/01/2024	4,860	5,170,666
5.00%, 01/01/2024 (Pre-refunded/ETM)	900	983,344
Series 2014-A 5.00%, 01/01/2022 (Pre-refunded/ETM)	4,000	4,000,000
North Texas Tollway Authority (North Texas Tollway System) Series 2015-B 5.00%, 01/01/2023-01/01/2028	12,275	13,806,799
Series 2019-B 5.00%, 01/01/2027-01/01/2029	30,080	37,444,161
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	1,360	1,398,685
San Antonio Water System Series 2013-E 5.00%, 05/15/2025	3,000	3,189,317
Spring Branch Independent School District Series 2015-A 5.00%, 02/01/2024	3,215	3,525,830
Series 2015-B 5.00%, 02/01/2024	4,855	5,324,388
State of Texas Series 2021-B 4.00%, 08/01/2026	2,335	2,620,553
Texas Water Development Board (Texas Water Development Board State Revolving Fund) Series 2021 4.00%, 08/01/2035	10,210	12,674,318
5.00%, 08/01/2034	4,000	5,367,540

		328,123,586

Utah – 0.4%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033-07/01/2036	16,110	20,934,283

	Principal Amount (000)	U.S. $ Value

Davis School District Series 2017 5.00%, 06/01/2022	$1,015	$1,035,203
Utah Transit Authority Series 2015-A 5.00%, 06/15/2027 (Pre-refunded/ETM)	2,000	2,311,410
5.00%, 06/15/2028 (Pre-refunded/ETM)	2,150	2,484,765
Utah Transit Authority (Utah Transit Authority Sales Tax) Series 2015-A 5.00%, 06/15/2026	1,305	1,493,006

		28,258,667

Virginia – 0.6%
County of Loudoun VA Series 2020-B 5.00%, 12/01/2024	3,300	3,739,321
Fairfax County Economic Development Authority (County of Fairfax VA) Series 2020 5.00%, 08/01/2022-08/01/2033	8,040	9,818,858
Hampton Roads Transportation Accountability Commission Series 2020-A 5.00%, 07/01/2039	4,745	6,101,636
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2015-A 5.00%, 02/01/2023	4,435	4,664,383
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2029-01/01/2035	10,720	13,094,410

		37,418,608

Washington – 2.8%
City of Seattle WA Municipal Light & Power Revenue Series 2012-A 4.00%, 06/01/2036 (Pre-refunded/ETM)	6,225	6,322,983
Series 2016-B 5.00%, 04/01/2026	4,300	5,088,538
Series 2021-A 4.00%, 07/01/2033-07/01/2035	11,140	13,759,472
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2022	1,100	1,130,970
County of King WA Series 2015 5.00%, 07/01/2023	2,485	2,660,910
King County School District No. 49 Tahoma Series 2015 5.00%, 12/01/2022	2,710	2,828,885
Port of Seattle WA Series 2015-C 5.00%, 04/01/2022-04/01/2023	3,195	3,311,944
Series 2018-A

	Principal Amount (000)	U.S. $ Value

5.00%, 05/01/2025	$8,320	$9,492,355
Series 2018-B 5.00%, 05/01/2025	4,695	5,358,230
Series 2019 5.00%, 04/01/2032-04/01/2033	2,500	3,123,563
Series 2021 4.00%, 08/01/2040	5,750	6,820,854
State of Washington Series 2012-R 5.00%, 07/01/2024	6,765	6,925,698
Series 2015-2 5.00%, 07/01/2023	9,895	10,596,996
Series 2015-A1 5.00%, 08/01/2023	8,010	8,608,589
Series 2020 5.00%, 07/01/2026	1,170	1,397,184
State of Washington (State of Washington COP) Series 2015-C 5.00%, 07/01/2022-01/01/2023	8,805	9,074,773
State of Washington (State of Washington Fed Hwy Grant) Series 2012-F 5.00%, 09/01/2023	17,550	18,092,800
Washington Health Care Facilities Authority (Multicare Health System Obligated Group) Series 2015-B 5.00%, 08/15/2028-08/15/2030	31,550	36,414,248
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2025-08/15/2030	15,880	18,789,629
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	12,293,872
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	4,959	5,744,656
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(f)	3,277	197,528
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019 2.375%, 01/01/2026(a)	2,180	2,181,734

		190,216,411

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	16,125	16,828,355

	Principal Amount (000)	U.S. $ Value

Wisconsin – 2.5%
State of Wisconsin Series 2019-A 5.00%, 05/01/2025-05/01/2029	$45,000	$54,229,597
Series 2021-1 5.00%, 05/01/2026-05/01/2031	14,150	17,731,441
Series 2021-2 5.00%, 05/01/2024-05/01/2025	29,485	33,158,484
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	16,760	19,470,109
Wisconsin Center District AGM Series 2020-C Zero Coupon, 12/15/2028-12/15/2034	8,515	6,732,768
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2034-10/15/2035	3,500	4,289,812
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	2,445	2,453,158
Wisconsin Public Finance Authority (Carmelite System, Inc. Obligated Group (The)) Series 2020 5.00%, 01/01/2040	3,750	4,507,487
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	1,000	1,080,543
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 3.00%, 04/01/2025(a)	355	365,267
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 2.75%, 06/01/2026	2,510	2,499,471
Series 2021-B 2.25%, 06/01/2027	1,420	1,425,032
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2035-02/01/2040	11,470	13,430,462
Series 2022 5.00%, 02/01/2031-02/01/2032(c)	5,920	7,481,133
WPPI Energy Series 2014-A 5.00%, 07/01/2029	1,000	1,109,537

		169,964,301

Total Long-Term Municipal Bonds (cost $5,632,545,598)		5,904,678,151

Short-Term Municipal Notes – 9.9%
California – 0.0%
City & County of San Francisco CA (Related/Mariposa Development Co. LP) Series 2017-B1 0.10%, 07/01/2057(g)	2,855	2,855,000

	Principal Amount (000)	U.S. $ Value

County of San Bernardino CA (WLP Evergreen Apartments LLC) Series 1999 0.07%, 05/15/2029(g)	$400	$400,000

		3,255,000

Colorado – 0.2%
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 0.13%, 12/01/2052(g)	14,790	14,790,000

District of Columbia – 0.2%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 0.10%, 11/01/2045(g)	6,405	6,405,000
District of Columbia (Georgetown University (The)) Series 2016 0.08%, 04/01/2041(g)	3,530	3,530,000
District of Columbia (MedStar Health Obligated Group) Series 2012-A 0.10%, 08/15/2038(g)	2,245	2,245,000

		12,180,000

Florida – 1.2%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc.(The)) Series 2002 0.12%, 07/01/2032(g)	3,520	3,520,000
Florida Gulf Coast University Financing Corp. Series 2009-A 0.10%, 02/01/2039(g)	1,660	1,660,000
Florida Keys Aqueduct Authority Series 2013 0.10%, 09/01/2035(g)	1,100	1,100,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 0.12%, 06/01/2048(g)	7,250	7,250,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2017-C 0.09%, 01/01/2039(g)	8,120	8,120,000
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2019-E 0.10%, 10/01/2026(g)	2,700	2,700,000

	Principal Amount (000)	U.S. $ Value

School Board of Miami-Dade County (The) Series 2021 2.50%, 02/23/2022	$58,800	$58,997,668

		83,347,668

Hawaii – 0.1%
Hawaii Housing Finance & Development Corp. (Ho’olehua Housing LP) Series 2008 0.07%, 12/01/2041(g)	3,640	3,640,000

Illinois – 0.5%
Illinois Development Finance Authority (American College of Surgeons) Series 1996 0.10%, 08/01/2026(g)	836	836,000
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 0.14%, 01/01/2029(g)	100	100,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 0.13%, 08/01/2035(g)	995	995,000
Illinois Finance Authority (North Park University) Series 2016 0.09%, 07/01/2035(g)	10,550	10,550,000
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 0.07%, 01/01/2041(g)	14,500	14,500,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 0.10%, 06/01/2038(g)	6,165	6,165,000

		33,146,000

Indiana – 0.1%
City of Indianapolis IN (Foundation for Affordable Rental Housing, Inc.) Series 2008 0.10%, 05/15/2038(g)	4,550	4,550,000

Iowa – 0.5%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 0.09%, 12/01/2041(g)	25,795	25,795,000
0.12%, 11/15/2041(g)	9,060	9,060,000

		34,855,000

Kentucky – 0.2%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 0.10%, 10/01/2039(g)	13,450	13,450,000

	Principal Amount (000)	U.S. $ Value

Louisiana – 0.5%
Louisiana Offshore Terminal Authority (Loop LLC) Series 2013 0.13%, 09/01/2033(g)	$20,450	$20,450,000
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 0.11%, 07/01/2047(g)	14,975	14,975,000
Louisiana Public Facilities Authority (Coca-Cola Bottling Co. United-Gulf Coast LLC) Series 2013 0.09%, 04/02/2023(g)	2,265	2,265,000

		37,690,000

Maryland – 0.3%
Maryland Health & Higher Educational Facilities Authority Series 2014-B 0.10%, 04/01/2035(g)	1,925	1,925,000
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) Series 2011 0.10%, 07/01/2043(g)	8,875	8,875,000
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2007 0.14%, 07/01/2034(g)	6,110	6,110,000
Montgomery County Housing Opportunities Commission Series 2011-A 0.11%, 01/01/2049(g)	1,855	1,855,000

		18,765,000

Massachusetts – 0.0%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 0.10%, 07/01/2040(g)	490	490,000

Michigan – 0.4%
Grand Valley State University Series 2019-B 0.10%, 12/01/2031(g)	17,625	17,625,000
Lakeview School District/MI Series 2019-B 0.10%, 05/01/2032(g)	5,625	5,625,000

	Principal Amount (000)	U.S. $ Value

Michigan Strategic Fund (Wedgwood Christian Services) Series 2008 0.14%, 12/01/2038(g)	$1,650	$1,650,000

		24,900,000

Minnesota – 0.5%
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018 0.12%, 11/15/2048(g)	4,805	4,805,000
City of Minneapolis MN (One Ten Grant LP) Series 1989 0.12%, 09/01/2026(g)	9,315	9,315,000
City of Minneapolis MN (Seven Corners Community Housing Corp.) Series 2001 0.12%, 11/01/2031(g)	1,430	1,430,000
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) Series 2008 0.08%, 11/15/2034(g)	3,675	3,675,000
0.10%, 11/15/2034(g)	11,825	11,825,000
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Allina Health Obligated Group) Series 2009-C 0.10%, 11/15/2035(g)	2,400	2,400,000

		33,450,000

Nevada – 0.5%
County of Clark Department of Aviation Series 2008-D 0.10%, 07/01/2029(g)	27,070	27,070,000
Series 2014-D 0.10%, 07/01/2040(g)	11,010	11,010,000

		38,080,000

New Jersey – 0.3%
New Jersey Health Care Facilities Financing Authority Series 2017 0.10%, 07/01/2035(g)	2,995	2,995,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-B 0.08%, 07/01/2036(g)	3,675	3,675,000
Series 2008-C 0.08%, 07/01/2036(g)	16,630	16,630,000

		23,300,000

New York – 1.1%
City of New York NY Series 2016 0.10%, 08/01/2044(g)	12,375	12,375,000

	Principal Amount (000)	U.S. $ Value

Series 2019-I 0.10%, 03/01/2044(g)	$5,950	$5,950,000
New York City Housing Development Corp. Series 2008 0.06%, 04/15/2035(g)	300	300,000
New York City Housing Development Corp. (2 Gold LLC) Series 2008-A 0.10%, 04/15/2036(g)	32,500	32,500,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2012 0.10%, 05/01/2044(g)	21,910	21,910,000

		73,035,000

North Carolina – 0.0%
Durham County Industrial Facilities & Pollution Control Financing Authority (Research Triangle Institute) Series 2012 0.13%, 09/01/2037(g)	780	780,000

Ohio – 0.1%
Columbus Regional Airport Authority Series 2006 0.12%, 12/01/2036(g)	7,790	7,790,000

Oregon – 0.5%
Clackamas County Hospital Facility Authority (Legacy Health Obligated Group) Series 2008-A 0.08%, 06/01/2037(g)	14,825	14,825,000
Series 2008-B 0.08%, 06/01/2037(g)	20,515	20,515,000

		35,340,000

Pennsylvania – 0.3%
Emmaus General Authority Series 2008-D 0.07%, 03/01/2024(g)	1,300	1,300,000
Series 2008-E 0.07%, 03/01/2024(g)	2,000	2,000,000
Series 2008-E20 0.07%, 03/01/2024(g)	1,100	1,100,000
Haverford Township School District Series 2009 0.10%, 03/01/2030(g)	2,425	2,425,000
Pennsylvania Turnpike Commission Series 2019 0.10%, 12/01/2038(g)	700	700,000

	Principal Amount (000)	U.S. $ Value

Philadelphia Gas Works Co. Series 2020-D 0.10%, 08/01/2031(g)	$10,950	$10,950,000

		18,475,000

Rhode Island – 0.0%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 0.09%, 11/15/2038(g)	2,430	2,430,000

South Carolina – 0.6%
South Carolina Association of Governmental Organizations Series 2021-B 3.00%, 03/01/2022	38,690	38,870,396

Tennessee – 0.1%
City of Pigeon Forge TN Series 2021-B 5.00%, 06/01/2022	4,025	4,104,442
Greeneville Health & Educational Facilities Board (Ballad Health Obligated Group) Series 2018-B 0.09%, 07/01/2045(g)	3,150	3,150,000

		7,254,442

Texas – 0.8%
City of Houston TX Series 2021 2.00%, 06/30/2022	13,900	14,028,099
City of Houston TX Combined Utility System Revenue Series 2013 0.08%, 05/15/2034(g)	6,165	6,165,000
Series 2016 0.08%, 05/15/2034(g)	29,070	29,070,000
Dallas Performing Arts Cultural Facilities Corp. (Dallas Center for the Performing Arts Foundation, Inc.) Series 2013 0.12%, 09/01/2041(g)	3,560	3,560,000
Tarrant County Housing Finance Corp. (One Oaklake VIII LLC) Series 2003 0.12%, 02/15/2036(g)	270	270,000

		53,093,099

Vermont – 0.1%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group) Series 2008 0.11%, 12/01/2030(g)	4,330	4,330,000

	Principal Amount (000)	U.S. $ Value

Virginia – 0.2%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2004 0.10%, 06/01/2034(g)	$3,000	$3,000,000
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 0.10%, 07/01/2052(g)	11,680	11,680,000

		14,680,000

Washington – 0.6%
Washington State Housing Finance Commission (Bitter Lake Village Associates 2 LP) Series 2009 0.07%, 12/15/2044(g)	3,025	3,025,000
Washington State Housing Finance Commission (Evergreen School (The)) Series 2002 0.12%, 07/01/2028(g)	1,400	1,400,000
Washington State Housing Finance Commission (Panorama/United States) Series 2008 0.11%, 04/01/2043(g)	4,050	4,050,000
Washington State Housing Finance Commission (Redmond Ridge Apartments LLC) Series 2017 0.07%, 11/01/2047(g)	9,440	9,440,000
Washington State Housing Finance Commission (Traditions at South Hill LLC) Series 2014 0.07%, 08/01/2044(g)	6,375	6,375,000
Washington State Housing Finance Commission (Vintage at Urban Center LLC) Series 2015 0.07%, 07/01/2047(g)	15,630	15,630,000
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2018 0.10%, 06/01/2034(g)	690	690,000

		40,610,000

Total Short-Term Municipal Notes (cost $676,594,045)		676,576,605

Total Municipal Obligations (cost $6,309,139,643)		6,581,254,756

CORPORATES - INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Capital Goods – 0.2%
Caterpillar Financial Services Corp. 0.32% (SOFR + 0.27%), 09/13/2024(b)	10,000	9,999,700

	Principal Amount (000)	U.S. $ Value

John Deere Capital Corp. 0.169% (SOFR + 0.12%), 07/10/2023(b)	$5,000	$4,994,400

		14,994,100

Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	5,835	5,664,677
1.777%, 11/15/2030	5,000	4,824,250
CommonSpirit Health 1.547%, 10/01/2025	4,513	4,474,910
Sutter Health Series 20A 3.161%, 08/15/2040	4,000	4,081,000
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	10,000	9,783,300

		28,828,137

Services – 0.4%
Novant Health, Inc. 2.637%, 11/01/2036	19,100	19,258,148
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	7,000	6,857,900

		26,116,048

Total Corporates - Investment Grade (cost $70,327,331)		69,938,285

CORPORATES - NON-INVESTMENT GRADE – 0.3%
Industrial – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	7,611,886
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)	6,500	6,477,380
United Airlines, Inc. 4.375%, 04/15/2026(a)	5,000	5,217,000
4.625%, 04/15/2029(a)	2,300	2,385,468

Total Corporates - Non-Investment Grade (cost $21,527,636)		21,691,734

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Risk Share Floating Rate – 0.2%
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 3.753% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (b)	813	844,873
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.353% (LIBOR 1 Month + 4.25%), 11/25/2023(b)	267	275,616
Series 2014-DN3, Class M3 4.103% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	69	70,582

	Principal Amount (000)	U.S. $ Value

Series 2015-DNA1, Class M3 3.403% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	$365	$370,504
Series 2015-DNA2, Class M3 4.003% (LIBOR 1 Month + 3.90%), 12/25/2027(b)	109	109,283
Series 2015-DNA3, Class M3 4.803% (LIBOR 1 Month + 4.70%), 04/25/2028(b)	146	150,835
Series 2016-DNA1, Class M3 5.653% (LIBOR 1 Month + 5.55%), 07/25/2028(b)	600	624,421
Series 2016-DNA4, Class M3 3.903% (LIBOR 1 Month + 3.80%), 03/25/2029(b)	1,198	1,234,430
Series 2017-DNA2, Class M2 3.553% (LIBOR 1 Month + 3.45%), 10/25/2029(b)	550	565,914
Series 2017-DNA3, Class M2 2.603% (LIBOR 1 Month + 2.50%), 03/25/2030(b)	905	922,601
Series 2019-DNA1, Class M2 2.753% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (b)	1,461	1,478,708
Series 2019-DNA3, Class M2 2.153% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	708	712,696
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.003% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	517	525,070
Series 2014-C04, Class 1M2 5.003% (LIBOR 1 Month + 4.90%), 11/25/2024(b)	201	208,844
Series 2015-C02, Class 1M2 4.103% (LIBOR 1 Month + 4.00%), 05/25/2025(b)	380	387,171
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	633	664,043
Series 2016-C03, Class 1M2 5.403% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	246	254,623
Series 2016-C05, Class 2M2 4.553% (LIBOR 1 Month + 4.45%), 01/25/2029(b)	651	674,050
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	442	452,916
Series 2017-C03, Class 1M2 3.103% (LIBOR 1 Month + 3.00%), 10/25/2029(b)	1,237	1,265,208

	Principal Amount (000)	U.S. $ Value

Series 2017-C06, Class 2M2 2.903% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	$292	$298,360
STACR Trust Series 2018-DNA3, Class M2 2.203% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (b)	530	535,852

Total Collateralized Mortgage Obligations (cost $11,480,198)		12,626,600

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,975	5,008,719
Series 2021-ML10, Class ACA 2.046%, 06/25/2038	1,992	2,019,837

Total Commercial Mortgage-Backed Securities (cost $7,238,503)		7,028,556

SHORT-TERM INVESTMENTS – 0.7%
Commercial Paper – 0.7%
City of San Antonio TX
Series A 0.16%, 01/13/2022 (cost $45,000,000)	45,000	45,000,481

Total Investments – 98.9% (cost $6,464,713,311)(h)		6,737,540,412
Other assets less liabilities – 1.1%		75,899,641

Net Assets – 100.0%		$6,813,440,053

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	2.93%	USD	122,200	$(11,386,581)	$(10,025,310)	$(1,361,271)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,420	01/15/2025	2.565%	CPI#	Maturity	$1,509,360	$—	$1,509,360
USD	12,710	01/15/2025	2.585%	CPI#	Maturity	744,021	—	744,021
USD	12,710	01/15/2025	2.613%	CPI#	Maturity	729,355	—	729,355
USD	79,650	01/15/2026	CPI#	3.720%	Maturity	17,509	—	17,509
USD	40,000	01/15/2027	CPI#	3.320%	Maturity	(571,451)	—	(571,451)
USD	39,500	01/15/2027	CPI#	3.466%	Maturity	(178,149)	(54,200)	(123,949)
USD	31,450	01/15/2027	CPI#	3.323%	Maturity	(443,007)	—	(443,007)
USD	87,590	01/15/2028	1.230%	CPI#	Maturity	14,323,167	—	14,323,167
USD	87,240	01/15/2028	0.735%	CPI#	Maturity	17,709,046	—	17,709,046
USD	94,820	01/15/2029	CPI#	3.290%	Maturity	3,428	—	3,428
USD	16,275	01/15/2030	1.572%	CPI#	Maturity	2,583,292	—	2,583,292
USD	16,275	01/15/2030	1.587%	CPI#	Maturity	2,557,910	—	2,557,910
USD	23,500	01/15/2031	2.782%	CPI#	Maturity	1,023,784	—	1,023,784
USD	22,000	01/15/2031	2.680%	CPI#	Maturity	1,212,650	—	1,212,650
USD	19,200	01/15/2031	2.989%	CPI#	Maturity	381,186	—	381,186
USD	18,300	04/15/2032	CPI#	2.909%	Maturity	(406,121)	—	(406,121)

						$41,195,980	$(54,200)	$41,250,180

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	75,000	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$1,103,096	$—	$1,103,096
USD	70,000	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	514,899	—	514,899
USD	81,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	1,711,726	—	1,711,726
USD	70,250	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	1,524,234	—	1,524,234
USD	45,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	664,408	—	664,408
USD	54,900	04/15/2032	1.280%	1 Day SOFR	Annual	169,724	—	169,724
USD	31,000	02/15/2036	3 Month LIBOR	1.692%	Quarterly/ Semi-Annual	152,475	—	152,475
USD	28,000	02/15/2036	3 Month LIBOR	1.600%	Quarterly/ Semi-Annual	(198,089)	—	(198,089)

						$5,642,473	$—	$5,642,473

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	505	$(140,877)	$(48,015)	$(92,862)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,675	(467,824)	(205,707)	(262,117)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	112	(31,244)	(13,323)	(17,921)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	277	(77,274)	(26,580)	(50,694)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,411	(952,386)	(403,435)	(548,951)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	5,187	(1,448,385)	(486,001)	(962,384)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	646	(180,491)	(79,032)	(101,459)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	4,496	(1,255,341)	(408,853)	(846,488)

						$(5,516,529)	$(2,002,495)	$(3,514,034)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	57,160	10/09/2029	1.120%	SIFMA*	Quarterly	$199,806	$—	$199,806
Citibank, NA	USD	57,160	10/09/2029	1.125%	SIFMA*	Quarterly	175,697	—	175,697

							$375,503	$—	$375,503

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $264,492,574 or 3.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	IO - Interest Only.
(g)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(h)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $333,255,745 and gross unrealized depreciation of investments was $(18,035,793), resulting in net unrealized appreciation of $315,219,952.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.0% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

CIFG NA – CIFG Assurance North America Inc.

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,904,678,151	$—	$5,904,678,151
Short-Term Municipal Notes	—	676,576,605	—	676,576,605
Corporates - Investment Grade	—	69,938,285	—	69,938,285
Corporates - Non-Investment Grade	—	21,691,734	—	21,691,734
Collateralized Mortgage Obligations	—	12,626,600	—	12,626,600
Commercial Mortgage-Backed Securities	—	7,028,556	—	7,028,556
Short-Term Investments	—	45,000,481	—	45,000,481

Total Investments in Securities	—	6,737,540,412	—	6,737,540,412
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	42,794,708	—	42,794,708
Centrally Cleared Interest Rate Swaps	—	5,840,562	—	5,840,562
Interest Rate Swaps	—	375,503	—	375,503
Liabilities:
Centrally Cleared Credit Default Swaps	—	(11,386,581)	—	(11,386,581)
Centrally Cleared Inflation (CPI) Swaps	—	(1,598,728)	—	(1,598,728)
Centrally Cleared Interest Rate Swaps	—	(198,089)	—	(198,089)
Credit Default Swaps	—	(5,516,529)	—	(5,516,529)

Total	$—	$6,767,851,258	$—	$6,767,851,258

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.